TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Composition of Income Tax Expense
Income (loss) before income tax expense - PRC entities		¥ 1,139,978	¥ 875,175	¥ 823,007
Income (loss) before income tax expense - Non-PRC entities		(597,722)	(175,289)	(78,909)
Income before income tax expense	$ 83,343	¥ 542,256	¥ 699,886	¥ 744,098